STOCK OPTION PLAN AND STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF FAIR MARKET VALUE

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as of January 1, 2022	18,706,909	0.001 – 1.49	0.088
Shares Issued	—	—	—
Shares Issued as of March 31, 2022	18,706,909	$0.001 – 1.49	$0.088

Shares Issued as of January 1, 2023	19,422,909	0.001 – 1.49	0.094
Shares Issued	—	—	—
Shares Issued as of March 31, 2023	19,422,909	$0.001 – 1.49	$0.094

	Number of Shares	Fair Value per Share	Weighted Average Market Value per Share
Shares Issued as of January 1, 2021	11,002,000	$0.003 – 1.49	$0.099
Shares Issued	7,704,909	0.001 – 0.55	0.072
Shares Issued as of December 31, 2021	18,706,909	$0.001 – 1.49	$0.088
Shares Issued	716,000	0.162 – 0.48	0.250
Shares Issued as of December 31, 2022	19,422,909	$0.001 – 1.49	$0.094

SCHEDULE OF STOCK OPTIONS VALUATION ASSUMPTIONS

The fair value of stock options granted and revaluation of non-employee consultant options for the year ended December 31, 2022 and 2021 was calculated with the following assumptions:

	2022	2021
Risk-free interest rate	1.02 – 4.66%	0.16 - 1.00%
Expected dividend yield	0%	0%
Volatility factor (monthly)	155.52%	175.34%
Expected life of option	3 years	3 years

SCHEDULE OF STOCK OPTIONS ACTIVITY

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2022	668,000	$0.001 - 1.21	$0.55
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	—	—	—
Outstanding as of March 31, 2022	668,000	$0.001 - 1.21	$0.55

Outstanding as of January 1, 2023	524,000	$0.001 - 0.95	$0.44
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(48,000)	0.15 – 0.32	0.16
Outstanding as of March 31, 2023	476,000	$0.001 - 0.95	$0.47

	Number of Options	Exercise Price per Share	Weighted Average Exercise Price per Share
Outstanding as of January 1, 2021	533,000	$0.001 - 1.21	$0.71
Granted	135,000	0.001 - 0.20	0.20
Exercised	—	—	—
Options forfeited/cancelled	—	—	—
Outstanding as of December 31, 2021	668,000	$0.001 - 1.21	$0.55
Granted	—	—	—
Exercised	—	—	—
Options forfeited/cancelled	(144,000)	0.31 – 1.21	0.81
Outstanding as of December 31, 2022	524,000	$0.001 – 0.95	$0.44

SCHEDULE OF STOCK OPTION VESTED

The following table summarizes information about stock options that are vested or expected to vest at March 31, 2023:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	90,000	$0.001	0.95	$38,160	90,000	$0.001	0.95	$38,160
0.05	3,000	0.05	0.75	1,125	3,000	0.05	0.75	1,125
0.15	45,000	0.15	0.58	12,375	45,000	0.15	0.58	12,375
0.18	45,000	0.18	0.83	11,025	45,000	0.18	0.83	11,025
0.19	45,000	0.19	1.33	10,575	45,000	0.19	1.33	10,575
0.20	48,000	0.20	1.05	10,800	48,000	0.20	1.05	10,800
0.95	200,000	0.95	1.26	—	200,000	0.95	1.26	—
$0.001-1.21	476,000	$0.47	1.08	$84,060	476,000	$0.47	1.08	$84,060

The following table summarizes information about stock options that are vested or expected to vest at December 31, 2022:

		Options Outstanding				Exercisable Options
Exercise Price	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
$0.001	90,000	$0.001	0.95	$43,110	90,000	$0.001	0.95	$43,110
0.05	3,000	0.05	0.75	1,292	3,000	0.05	0.75	1,292
0.15	90,000	0.15	0.33	29,340	90,000	0.15	0.33	29,340
0.18	45,000	0.18	0.83	13,680	45,000	0.18	0.83	13,680
0.19	45,000	0.19	1.33	13,185	45,000	0.19	1.33	13,185
0.20	48,000	0.20	1.04	13,446	48,000	0.20	1.04	13,446
0.32	3,000	0.32	0.25	467	3,000	0.32	0.25	467
0.95	200,000	0.95	1.26	—	200,000	0.95	1.26	—
$0.001-0.95	524,000	$0.44	0.99	$114,519	524,000	$0.44	0.99	$114,519